Convertible Notes Payable (Details)																																1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
		Mar. 09, 2026 USD ($)	Feb. 13, 2026 USD ($)	Jan. 16, 2026 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 09, 2025 USD ($)	Dec. 05, 2025 USD ($)	Nov. 13, 2025 USD ($) shares	Nov. 09, 2025 USD ($)	Nov. 05, 2025 USD ($) shares	Nov. 04, 2025 USD ($) shares	Oct. 15, 2025 USD ($)	Sep. 18, 2025 USD ($) shares	Sep. 13, 2025	Aug. 14, 2025 USD ($)	Jul. 23, 2025 USD ($)	Jul. 07, 2025 USD ($)	Jul. 01, 2025 USD ($)	Jun. 01, 2025	Apr. 10, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 30, 2024	Nov. 22, 2024 USD ($) $ / shares shares	Oct. 18, 2024 USD ($)	Oct. 15, 2024 USD ($)	Jul. 26, 2024 USD ($)	May 31, 2024 USD ($) $ / shares	Apr. 05, 2024 USD ($)	Apr. 02, 2024 USD ($) $ / shares shares	Mar. 13, 2024 USD ($) $ / shares shares	Oct. 20, 2022	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) Days $ / shares	Dec. 31, 2024 USD ($)	Jan. 19, 2027 USD ($)	Feb. 09, 2026 USD ($)	Nov. 03, 2025	Oct. 21, 2025	Jun. 04, 2025	Oct. 21, 2024	Aug. 20, 2024	Aug. 12, 2024	Aug. 01, 2024	Jun. 13, 2024	Apr. 20, 2023
Convertible Notes Payable [Line Items]
Principal balance amount																		$ 86,130																					$ 55,300
Convertible note increased																																				$ 1,110,104	$ 1,377,250
Maturity date																			Dec. 01, 2026			Mar. 31, 2025
Gain (loss) on extinguishment of debt															$ 4,687		$ 7,689	$ 198,577																	$ 9,238	729,304	413,903
Cash payment against the balance																																		107,555	$ 71,768	580,915	339,277
Note convert to preferred stock (in Shares) | shares								200					134
Consideration value			$ 145,000										$ 100,000
Interest paid																																					64
Gross proceeds																																				813,829	430,730
Warrants issued (in Shares) | shares																																			8,825
Debt discount expense																													$ 14,951
Allocated fair value																																		(270,784)		$ 992,731	(7,836,522)
Percentage of interest rate					20.00%																	20.00%										20.00%	20.00%			20.00%							8.26%	10.00%	1.50%	48.72%		18.00%
Debt discount																					$ 0													559,252	0
Monthly payments		$ 11,676,828																																		$ 11,676,828
Preferred stock issuance value																																					210,000
Lender converted shares value																																		$ 2,060
Common stock, par value (in Dollars per share) | $ / shares					$ 0.001																											$ 0.001	$ 0.001	$ 0.001		$ 0.001
Issuance of convertible promissory note					$ 2,765,973																											$ 2,765,973	$ 2,765,973	$ 3,140,973		$ 2,765,973
Net cash proceeds from convertible promissory note																																		300,000		2,212,778	300,000
Amortization of debt discount expense																$ 1,027								$ 3,841										$ 172		$ 4,862	17,901
Term																																		5 years						5 years	5 years	5 years					5 years
Conversion price (in Dollars per share) | $ / shares																																		$ 10
Lower price per share (in Dollars per share) | $ / shares																																		$ 10
Percentage of discount to the lowest daily VWAP																																		20.00%		20.00%
Trading days																															10 days			10 years
Warrant coverage equal to note face value																																		100.00%
Exercisable price per share (in Dollars per share) | $ / shares					$ 10																											$ 10	$ 10	$ 10		$ 10
Percentage of beneficial ownership limitation																																		9.99%
Net carrying amount																																		$ 1,604,292
Purchasers who invested																																		$ 1,000,000
Percentage of remaining outstanding stock																																		9.62%
Derivative liability					$ 1,668,038																											$ 1,668,038	$ 1,668,038	$ 1,459,084		$ 1,668,038
Loss on derivative																																				652,766
Cash payment								$ 25,000
Accrued interest amount																																					88,301
Repayment of debt																																			3,600	395,699	326,173
Amortization of debt discount expense																																		1,203,851	35,529	415,094	2,120,640
Consideration payment										$ 69,127																$ 109,000										14,439,924
Cash payment					221,742																											221,742	221,742	250,879		221,742
Issuance of preferred stock value
Principal value																					237,000							$ 56,250
Approved national exchange uplisting lower price per share (in Dollars per share) | $ / shares					$ 10																											$ 10	$ 10			$ 10
Trading days prior to uplist (in Days) | Days																																				10
Percentage of warrant coverage					100.00%																											100.00%	100.00%			100.00%
Percentage of beneficial ownership limitation					9.99%																											9.99%	9.99%			9.99%
Number of beneficial ownership limitation																																				61 days
Threshold amount																																				$ 1,000,000
Pro rata portion																																				50.00%
Convertible preferred stock percentage																																				90.38%
Outstanding preferred stock percentage																																				9.62%
Forecast [Member]
Convertible Notes Payable [Line Items]
Issuance of convertible promissory note																																						$ 1,569,977
Warrant [Member]
Convertible Notes Payable [Line Items]
Warrants issued (in Shares) | shares																																		58,594
Allocated fair value																											$ 177,560
Amortization of debt discount expense																																		$ 238,170
Common Stock [Member]
Convertible Notes Payable [Line Items]
Preferred stock issuance value
Common stock, par value (in Dollars per share) | $ / shares																																		$ 0.001
Preferred Stock [Member]
Convertible Notes Payable [Line Items]
Company's outstanding stock																																		90.38%
Tranche one [Member]
Convertible Notes Payable [Line Items]
Derivative liability					$ 648,464																											$ 648,464	$ 648,464			$ 648,464
Loss on derivative																																		$ 652,766
Tranche Two [Member]
Convertible Notes Payable [Line Items]
Derivative liability					680,609																											680,609	680,609			680,609
Loss on derivative																																		652,766
Tranche 3 [Member]
Convertible Notes Payable [Line Items]
Derivative liability																																		243,195
Loss on derivative																																		181,365
Second Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Amortization of debt discount expense					885,374
Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Principal balance amount									$ 7,777,778
Interest rate									20.00%
Net cash proceeds									$ 6,222,222
Uplist Financing [Member] | First Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Gross proceeds									777,817
Issuance of convertible promissory note									1,244,445
Amortization of debt discount expense					933,793
Amortization of debt discount expense																																	155,135
Debt issuance costs									311,111
Uplist Financing [Member] | Second Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Gross proceeds							$ 722,222
Issuance of convertible promissory note							933,333
Amortization of debt discount expense																																70,182
Debt issuance costs							233,334
Uplist Financing [Member] | Third Tranche [Member]
Convertible Notes Payable [Line Items]
Principal balance amount					$ 933,333																											$ 933,333	$ 933,333			933,333
Uplist Financing [Member] | Fourth Tranche [Member]
Convertible Notes Payable [Line Items]
Principal value																																				3,173,611
April 2 Lender [Member]
Convertible Notes Payable [Line Items]
Consideration value										121,389
March 13 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Principal balance amount																														$ 495,000
Convertible note increased																														$ 1,100,000
Conversion price per share (in Dollars per share) | $ / shares																														$ 170
Maturity date																														Sep. 13, 2025
Interest rate														18.00%
Cash payment against the balance											$ 350,000
Consideration value											936,750
Gain in settlement of liabilities											81,354
Interest paid																																		0	26,822	186,608
Preferred stock, shares convertible (in Shares) | shares																														1,500
Cash payment											350,000
Consideration value											936,750
Accrued interest amount																																				179,661
First April 2nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Principal balance amount										68,515
Cash payment against the balance										26,157
Consideration value										69,127
Interest paid										612																								0	0	$ 9,202
Gross proceeds																													$ 55,556
Equal price per shares (in Dollars per share) | $ / shares																													$ 50
Warrants issued (in Shares) | shares																													556
Debt discount expense																													$ 5,556
Allocated fair value																													$ 31,210
Percentage of interest rate																													56.00%
Warrants fair value																													$ 24,346
Percentage of warrants																													44.00%
Debt discount												$ 108,970																	$ 5,556
Monthly payments												$ 1,800
Loan payment																				$ 7,500
Accrue interest rate, percentage																				18.00%
Amount paid in monthly																				$ 1,800
Percentage of debt instrument					56.00%																											56.00%	56.00%			56.00%
Repayment of debt																													$ 50
Total relative fair value					$ 31,210																											$ 31,210	$ 31,210			$ 31,210
First April 2nd Loan Agreement [Member] | Promissory Notes [Member]
Convertible Notes Payable [Line Items]
Warrants issued (in Shares) | shares																													556
First April 2nd Loan Agreement [Member] | Warrant [Member]
Convertible Notes Payable [Line Items]
Debt discount																													$ 24,346
First April 2nd Loan Agreement [Member] | Common Stock [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																													$ 0.001
November 22nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Principal balance amount										21,157
Cash payment against the balance										8,843
Consideration value										23,386
Interest paid										2,229																								0	1,317
Gross proceeds																							$ 30,000
Warrants issued (in Shares) | shares																							120,000
Debt discount expense																					$ 19,213													0	19,213
Percentage of interest rate																							22.00%
Debt discount																																					29,463
Lender converted shares value																							$ 5,000
Equal to lowest, percentage																							20.00%
Percentage of debt instrument																				18.00%
November 22nd Loan Agreement [Member] | Warrant [Member]
Convertible Notes Payable [Line Items]
Allocated fair value																							$ 6,537
Warrants fair value																							$ 24,463
Percentage of warrants																							78.00%
November 22nd Loan Agreement [Member] | Common Stock [Member]
Convertible Notes Payable [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																							$ 0.001
Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Issuance of convertible promissory note									$ 7,777,778
Original issue discount rate									20.00%
Net cash proceeds from convertible promissory note									$ 6,222,222
First Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Gross proceeds									1,555,556
Debt discount									311,111
Issuance of convertible promissory note									1,244,445
Amortization of debt discount expense																																		310,127	0
Debt discount					952,221																											952,221	952,221	642,094		952,221
First Tranche of Uplist Financing [Member] | Warrant [Member]
Convertible Notes Payable [Line Items]
Debt discount									777,817
Second Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Debt discount							233,334
Issuance of convertible promissory note							933,333
Net cash proceeds from convertible promissory note							1,166,667
Second Tranche of Uplist Financing [Member] | Warrant [Member]
Convertible Notes Payable [Line Items]
Debt discount							722,222
Third Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Gross proceeds				$ 300,000
Debt discount				75,000																														$ 250,196
Percentage of debt instrument
Issuance of convertible promissory note				$ 300,000																														$ 375,000
Original issue discount rate				20.00%
Net cash proceeds from convertible promissory note				$ 375,000
Amortization of debt discount expense																																		$ 62,974
Common sstock warrants (in Shares) | shares				58,594
Term				5 years
Conversion price (in Dollars per share) | $ / shares	[1]																																	$ 10
Third Tranche of Uplist Financing [Member] | Warrant [Member]
Convertible Notes Payable [Line Items]
Debt discount				$ 238,170
The First April 2nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Principal balance amount																									$ 108,970
Maturity date																				Jun. 30, 2025					Apr. 02, 2025
Percentage of interest rate																				18.00%
Warrants fair value					$ 24,346																											$ 24,346	$ 24,346			$ 24,346
Repayment of debt																									$ 1,800
Warrants percentage					44.00%																											44.00%	44.00%			44.00%
Amortization of debt discount expense																																				$ 5,556
Consideration payment																				$ 7,500
Loan monthly payments																				$ 1,800
Percentage of debt modification																				10.00%
Cash payment					$ 36,856					$ 26,157																						$ 36,856	$ 36,856			36,856	3,600
Interest on convertible note																																				9,813
The November 22nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Maturity date																				Jul. 01, 2025
Warrants fair value					$ 24,463																											$ 24,463	$ 24,463			$ 24,463
Debt discount																							$ 5,000														28,463
Common stock, par value (in Dollars per share) | $ / shares																							$ 0.001
Percentage of debt instrument					22.00%																											22.00%	22.00%			22.00%
Common sstock warrants (in Shares) | shares																							120,000
Conversion price (in Dollars per share) | $ / shares																							$ 20
Total relative fair value					$ 6,537																											$ 6,537	$ 6,537			$ 6,537
Warrants percentage					78.00%																											78.00%	78.00%			78.00%
Amortization of debt discount expense																																				$ 19,213	9,250
Promissory notes																							$ 30,000
Interest rate																				18.00%
The November 22nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Note convert to preferred stock (in Shares) | shares										32
Interest paid																																				2,229
Cash payment										$ 8,843
Consideration value										$ 23,386
Accrued interest amount																																				6,282	577
Cash payment					$ 8,843																											$ 8,843	$ 8,843			8,843
Issuance of preferred stock value					$ 23,386																											$ 23,386	$ 23,386			23,386
Principal value																																				21,157
Senior Convertible Note [Member] | Uplist Financing [Member] | Third Tranche [Member]
Convertible Notes Payable [Line Items]
Principal value																																				$ 375,000
The April 2023 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																											$ 3,778
Conversion price (in Dollars per share) | $ / shares					$ 10																											$ 10	$ 10			$ 10
Derivative liability																											$ 177,560
Tenth Accredited Investor [Member] | Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Net cash proceeds from convertible promissory note						$ 35,000
Amortization of debt discount expense					$ 31,294
Amortization of debt discount expense																																$ 4,513
Tenth Accredited Investor [Member] | Uplist Financing [Member] | First Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Gross proceeds						25,000
Amortization of debt discount expense						20,000
Debt issuance costs						5,000
Tenth Accredited Investor [Member] | Uplist Financing [Member] | Second Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Amortization of debt discount expense						3,750
Amortization of debt discount expense						18,750
Tenth Accredited Investor [Member] | The July 2023 Loan Agreement [Member] | Uplist Financing [Member] | Second Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Gross proceeds						15,000
Tenth Accredited Investor [Member] | The May 2022 Convertible Note Offering [Member] | Uplist Financing [Member] | First Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Gross proceeds						16,489
Tenth Accredited Investor [Member] | The May 2022 Convertible Note Offering [Member] | Uplist Financing [Member] | Second Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Gross proceeds						10,568
Tenth Accredited Investor [Member] | First Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Debt discount									5,000
Issuance of convertible promissory note									20,000
Net cash proceeds from convertible promissory note									25,000
Tenth Accredited Investor [Member] | First Tranche of Uplist Financing [Member] | Warrant [Member]
Convertible Notes Payable [Line Items]
Debt discount									16,489
Tenth Accredited Investor [Member] | Second Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Gross proceeds						35,000
Debt discount					898,641	3,750																										898,641	$ 898,641	$ 644,391		$ 898,641
Issuance of convertible promissory note						15,000
Net cash proceeds from convertible promissory note						18,750
Amortization of debt discount expense																																		254,250	$ 0
Tenth Accredited Investor [Member] | Second Tranche of Uplist Financing [Member] | Warrant [Member]
Convertible Notes Payable [Line Items]
Debt discount						$ 10,568
Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Issuance of convertible promissory note					2,765,973																											2,765,973	2,765,973			2,765,973	1,235,370
Convertible Notes Payable [Member] | Uplist Financing [Member] | First Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Gross proceeds									$ 1,555,556
Convertible Notes Payable [Member] | Uplist Financing [Member] | Second Tranche of Uplist Financing [Member]
Convertible Notes Payable [Line Items]
Gross proceeds							$ 1,166,667
Convertible Notes Payable [Member] | March 13 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Accrue interest at a rate																														10.00%
Minimum [Member] | March 13 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Gain (loss) on extinguishment of debt																																		110,000		110,000
Accrued Interest [Member] | March 13 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Gain (loss) on extinguishment of debt																																		148,907		148,907
Series G Preferred Stock [Member]
Convertible Notes Payable [Line Items]
Convertible note increased																																				100,000
Gain (loss) on extinguishment of debt											$ 28,844
Note convert to preferred stock (in Shares) | shares										55	134
Consideration value										$ 41,123	$ 100,500
Interest paid																																				612
Issuance of convertible promissory note										92,512	$ 936,608
Consideration payment										$ 121,389
Number of preferred stock (in Shares) | shares										93
Issuance of preferred stock value					17																											17	17	$ 17		17
Principal value																																				68,515
Series G Preferred Stock [Member] | Preferred Stock [Member]
Convertible Notes Payable [Line Items]
Preferred stock issuance value
Series G Preferred Stock [Member] | April 2 Lender [Member]
Convertible Notes Payable [Line Items]
Note convert to preferred stock (in Shares) | shares										162
Series G Preferred Stock [Member] | March 13 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Note convert to preferred stock (in Shares) | shares											1,249
Series G Preferred Stock [Member] | First April 2nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Note convert to preferred stock (in Shares) | shares										93
Preferred stock issuance value										$ 69,127
Number of preferred stock (in Shares) | shares										162
Issuance of preferred stock value					$ 69,127																											$ 69,127	$ 69,127			69,127
Series G Preferred Stock [Member] | November 22nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Note convert to preferred stock (in Shares) | shares										32
Preferred stock issuance value										$ 23,386
Series G Preferred Stock [Member] | The November 22nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Note convert to preferred stock (in Shares) | shares										55
Interest paid																																				$ 2,000
Consideration value										$ 41,123
Series B Preferred Stock [Member] | March 13 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Note convert to preferred stock (in Shares) | shares											1,249

[1]	Variable conversion price, as further described below